Income Taxes (Details) - Schedule Of Current and Deferred Portions of the Income Tax Expense - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Current and Deferred Portions of the Income Tax Expense [Abstract]
Current	$ 1,058	$ 3,071
Deferred
Income tax expense	$ 1,058	$ 3,071